UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan M. Louvar, Vice President and Senior Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1.	Schedule of Investments.

State Street Equity 500 Index Portfolio

Portfolio of Investments

September 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — 97.4%
Consumer Discretionary — 11.4%
Abercrombie & Fitch Co. Class A	13,046	$443
Amazon.com, Inc. (a)	57,892	14,723
Apollo Group, Inc. Class A (a)	18,029	524
AutoNation, Inc. (a)	6,363	278
AutoZone, Inc. (a)	5,964	2,205
Bed Bath & Beyond, Inc. (a)	36,545	2,302
Best Buy Co., Inc.	42,119	724
Big Lots, Inc. (a)	9,227	273
BorgWarner, Inc. (a)	18,500	1,279
Cablevision Systems Corp.	35,600	564
CarMax, Inc. (a)	37,200	1,053
Carnival Corp.	70,650	2,574
CBS Corp. Class B	95,403	3,466
Chipotle Mexican Grill, Inc. (a)	5,100	1,619
Coach, Inc.	44,828	2,511
Comcast Corp. Class A	426,448	15,254
D.R. Horton, Inc.	46,076	951
Darden Restaurants, Inc.	20,588	1,148
DIRECTV (a)	100,477	5,271
Discovery Communications, Inc. Class A (a)	39,900	2,379
Dollar Tree, Inc. (a)	36,600	1,767
eBay, Inc. (a)	185,803	8,995
Expedia, Inc.	14,357	830
Family Dollar Stores, Inc.	15,558	1,031
Ford Motor Co.	604,298	5,958
Fossil, Inc. (a)	7,800	661
GameStop Corp. Class A	19,500	410
Gannett Co., Inc.	39,574	702
Gap, Inc.	52,398	1,875
Genuine Parts Co.	25,209	1,539
Goodyear Tire & Rubber Co. (a)	34,957	426
H&R Block, Inc.	47,115	817
Harley-Davidson, Inc.	35,801	1,517
Harman International Industries, Inc.	12,021	555
Hasbro, Inc.	17,825	680
Home Depot, Inc.	242,212	14,622
Host Hotels & Resorts, Inc.	111,121	1,783
International Game Technology	47,919	627
Interpublic Group of Cos., Inc.	71,894	799
JC Penney Co., Inc.	21,810	530
Johnson Controls, Inc.	109,586	3,003
Kohl’s Corp.	34,533	1,769
Lennar Corp. Class A	25,931	902
Limited Brands, Inc.	38,167	1,880
Lowe’s Cos., Inc.	185,562	5,611
Macy’s, Inc.	65,923	2,480
Marriott International, Inc. Class A	42,850	1,675
Mattel, Inc.	53,776	1,908
McDonald’s Corp.	160,725	14,747

	Shares	Market Value (000)
McGraw-Hill Cos., Inc.	43,666	$2,384
NetFlix, Inc. (a)	9,700	528
Newell Rubbermaid, Inc.	47,893	914
News Corp. Class A	331,209	8,125
NIKE, Inc. Class B	58,252	5,529
Nordstrom, Inc.	25,833	1,425
O’Reilly Automotive, Inc. (a)	19,400	1,622
Omnicom Group, Inc.	43,541	2,245
Priceline.com, Inc. (a)	7,990	4,944
PulteGroup, Inc. (a)	54,705	848
Ralph Lauren Corp.	10,415	1,575
Ross Stores, Inc.	35,900	2,319
Scripps Networks Interactive, Inc. Class A	15,035	921
Snap-on, Inc.	9,212	662
Stanley Black & Decker, Inc.	27,007	2,059
Staples, Inc.	110,033	1,268
Starbucks Corp.	120,161	6,098
Starwood Hotels & Resorts Worldwide, Inc.	31,247	1,811
Target Corp.	104,216	6,615
Tiffany & Co.	19,880	1,230
Time Warner Cable, Inc.	49,771	4,731
Time Warner, Inc.	151,091	6,849
TJX Cos., Inc.	117,212	5,250
TripAdvisor, Inc. (a)	16,857	555
Urban Outfitters, Inc. (a)	18,300	687
V.F. Corp.	13,693	2,182
Viacom, Inc. Class B	75,822	4,063
Walt Disney Co.	287,445	15,028
Washington Post Co. Class B	660	240
Whirlpool Corp.	12,661	1,050
Wyndham Worldwide Corp.	22,699	1,191
Wynn Resorts, Ltd.	12,700	1,466
Yum! Brands, Inc.	73,292	4,862

		240,916

Consumer Staples — 10.4%
Altria Group, Inc.	325,699	10,875
Archer-Daniels-Midland Co.	103,124	2,803
Avon Products, Inc.	67,660	1,079
Beam, Inc.	25,045	1,441
Brown-Forman Corp. Class B	23,482	1,532
Campbell Soup Co.	26,665	928
Clorox Co.	20,543	1,480
Coca-Cola Co.	620,222	23,525
Coca-Cola Enterprises, Inc.	46,401	1,451
Colgate-Palmolive Co.	71,401	7,656
ConAgra Foods, Inc.	65,375	1,804
Constellation Brands, Inc. Class A (a)	23,026	745
Costco Wholesale Corp.	68,589	6,867
CVS Caremark Corp.	203,832	9,869
Dean Foods Co. (a)	31,858	521
Dr Pepper Snapple Group, Inc.	34,100	1,518
Estee Lauder Cos., Inc. Class A	38,504	2,371

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Consumer Staples — (continued)
General Mills, Inc.	101,464	$4,043
H.J. Heinz Co.	50,169	2,807
Hormel Foods Corp.	21,200	620
Kellogg Co.	39,035	2,017
Kimberly-Clark Corp.	63,300	5,430
Kraft Foods, Inc. Class A	284,309	11,756
Kroger Co.	88,876	2,092
Lorillard, Inc.	20,461	2,383
McCormick & Co., Inc.	20,753	1,287
Molson Coors Brewing Co. Class B	25,162	1,134
Monster Beverage Corp. (a)	24,300	1,316
PepsiCo, Inc.	248,054	17,555
Philip Morris International, Inc.	270,199	24,302
Procter & Gamble Co.	441,219	30,603
Reynolds American, Inc.	52,074	2,257
Safeway, Inc.	37,164	598
Sysco Corp.	93,209	2,915
The Hershey Co.	23,482	1,665
The J.M. Smucker Co.	18,060	1,559
Tyson Foods, Inc. Class A	44,235	709
Wal-Mart Stores, Inc.	269,302	19,874
Walgreen Co.	137,218	5,000
Whole Foods Market, Inc.	27,533	2,682

		221,069

Energy — 11.0%
Alpha Natural Resources, Inc. (a)	35,600	234
Anadarko Petroleum Corp.	79,126	5,532
Apache Corp.	62,125	5,372
Baker Hughes, Inc.	69,973	3,165
Cabot Oil & Gas Corp.	32,600	1,464
Cameron International Corp. (a)	38,500	2,159
Chesapeake Energy Corp.	83,182	1,570
Chevron Corp. (b)	314,346	36,640
ConocoPhillips	194,530	11,123
Consol Energy, Inc.	34,973	1,051
Denbury Resources, Inc. (a)	61,500	994
Devon Energy Corp.	60,151	3,639
Diamond Offshore Drilling, Inc.	11,500	757
Ensco PLC Class A	36,500	1,991
EOG Resources, Inc.	42,617	4,775
EQT Corp.	23,300	1,375
ExxonMobil Corp. (b)	739,547	67,632
FMC Technologies, Inc. (a)	38,600	1,787
Halliburton Co.	148,634	5,007
Helmerich & Payne, Inc.	16,300	776
Hess Corp.	47,801	2,568
Kinder Morgan, Inc.	90,526	3,215
Marathon Oil Corp.	111,777	3,305
Marathon Petroleum Corp.	54,288	2,964

	Shares	Market Value (000)
Murphy Oil Corp.	31,741	$1,704
Nabors Industries, Ltd. (a)	48,204	676
National Oilwell Varco, Inc.	67,757	5,428
Newfield Exploration Co. (a)	20,600	645
Noble Corp. (a)	39,400	1,410
Noble Energy, Inc.	27,910	2,587
Occidental Petroleum Corp.	129,744	11,166
Peabody Energy Corp.	44,124	983
Phillips 66	99,165	4,598
Pioneer Natural Resources Co.	19,400	2,025
QEP Resources, Inc.	27,068	857
Range Resources Corp.	25,500	1,782
Rowan Cos. PLC Class A (a)	19,620	663
Schlumberger, Ltd.	212,558	15,374
Southwestern Energy Co. (a)	54,600	1,899
Spectra Energy Corp.	101,998	2,995
Sunoco, Inc.	17,184	805
Tesoro Corp.	23,165	971
Valero Energy Corp.	87,909	2,785
Williams Cos., Inc.	97,968	3,426
WPX Energy, Inc. (a)	30,856	512

		232,386

Financials — 15.1%
ACE, Ltd.	53,600	4,052
AFLAC, Inc.	73,990	3,543
Allstate Corp.	76,406	3,026
American Express Co.	159,264	9,056
American International Group, Inc. (a)	184,233	6,041
American Tower Corp. REIT	62,800	4,483
Ameriprise Financial, Inc.	34,007	1,928
Aon PLC	51,247	2,680
Apartment Investment & Management Co. Class A	22,952	597
Assurant, Inc.	14,131	527
AvalonBay Communities, Inc.	14,898	2,026
Bank of America Corp.	1,726,471	15,245
Bank of New York Mellon Corp.	188,685	4,268
BB&T Corp.	111,970	3,713
Berkshire Hathaway, Inc. Class B (a)	293,803	25,913
BlackRock, Inc.	20,034	3,572
Boston Properties, Inc.	23,867	2,640
Capital One Financial Corp.	91,463	5,214
CBRE Group, Inc. (a)	49,575	913
Charles Schwab Corp.	168,893	2,160
Chubb Corp.	43,175	3,293
Cincinnati Financial Corp.	25,114	952
Citigroup, Inc.	469,820	15,373
CME Group, Inc.	48,955	2,805
Comerica, Inc.	32,144	998
DDR Corp. REIT	1,532	24
Discover Financial Services	83,105	3,302
E*Trade Financial Corp. (a)	35,531	313

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Financials — (continued)
Equity Residential	47,657	$2,742
Federated Investors, Inc. Class B	14,870	308
Fifth Third Bancorp	147,916	2,294
First Horizon National Corp.	43,755	421
Franklin Resources, Inc.	22,380	2,799
Genworth Financial, Inc. Class A (a)	72,151	377
Goldman Sachs Group, Inc.	72,234	8,212
Hartford Financial Services Group, Inc.	70,197	1,365
HCP, Inc.	68,800	3,060
Health Care REIT, Inc.	36,100	2,085
Hudson City Bancorp, Inc.	76,692	610
Huntington Bancshares, Inc.	141,956	979
IntercontinentalExchange, Inc. (a)	11,180	1,492
Invesco, Ltd.	72,200	1,804
J.P. Morgan Chase & Co.	608,615	24,637
KeyCorp	148,675	1,299
Kimco Realty Corp.	62,669	1,270
Legg Mason, Inc.	18,042	445
Leucadia National Corp.	29,736	676
Lincoln National Corp.	46,592	1,127
Loews Corp.	48,431	1,998
M&T Bank Corp.	20,137	1,916
Marsh & McLennan Cos., Inc.	85,353	2,896
Mastercard, Inc. Class A	17,200	7,765
MetLife, Inc.	168,096	5,793
Moody’s Corp.	30,266	1,337
Morgan Stanley	221,530	3,708
NASDAQ OMX Group, Inc.	18,400	429
Northern Trust Corp.	38,106	1,769
NYSE Euronext	40,200	991
Paychex, Inc.	50,738	1,689
People’s United Financial, Inc.	57,000	692
PNC Financial Services Group, Inc.	83,317	5,257
Principal Financial Group, Inc.	48,691	1,312
Progressive Corp.	97,701	2,026
ProLogis, Inc.	72,299	2,533
Prudential Financial, Inc.	74,339	4,052
Public Storage, Inc.	23,087	3,213
Regions Financial Corp.	218,789	1,577
Simon Property Group, Inc.	48,615	7,380
SLM Corp.	77,454	1,218
State Street Corp. (c)	77,425	3,249
SunTrust Banks, Inc.	86,518	2,446
T. Rowe Price Group, Inc.	40,075	2,537
Torchmark Corp.	14,931	767
Total System Services, Inc.	26,575	630
Travelers Cos., Inc.	61,604	4,205
U.S. Bancorp	301,152	10,330
Unum Group	46,829	900

	Shares	Market Value (000)
Ventas, Inc.	45,800	$2,851
Visa, Inc. Class A	83,700	11,239
Vornado Realty Trust	29,114	2,360
Wells Fargo & Co.	786,949	27,173
Western Union Co.	98,485	1,794
XL Group PLC	50,268	1,208
Zions Bancorp.	30,453	629

		318,528

Health Care — 11.5%
Abbott Laboratories	251,406	17,236
Aetna, Inc.	54,750	2,168
Alexion Pharmaceuticals, Inc. (a)	30,400	3,478
Allergan, Inc.	48,192	4,413
AmerisourceBergen Corp.	38,686	1,498
Amgen, Inc.	123,645	10,426
Baxter International, Inc.	87,561	5,276
Becton Dickinson and Co.	31,997	2,514
Biogen Idec, Inc. (a)	37,731	5,631
Boston Scientific Corp. (a)	219,034	1,257
Bristol-Myers Squibb Co.	268,916	9,076
C.R. Bard, Inc.	13,397	1,402
Cardinal Health, Inc.	53,957	2,103
CareFusion Corp. (a)	33,878	962
Celgene Corp. (a)	69,418	5,304
Cerner Corp. (a)	23,000	1,780
CIGNA Corp.	45,996	2,170
Coventry Health Care, Inc.	21,903	913
Covidien PLC	76,800	4,563
DaVita, Inc. (a)	14,600	1,513
Dentsply International, Inc.	23,300	889
Edwards Lifesciences Corp. (a)	17,800	1,911
Eli Lilly & Co.	163,575	7,755
Express Scripts Holding Co. (a)	129,914	8,142
Forest Laboratories, Inc. (a)	37,402	1,332
Gilead Sciences, Inc. (a)	119,799	7,946
Hospira, Inc. (a)	25,303	830
Humana, Inc.	26,207	1,838
Intuitive Surgical, Inc. (a)	6,300	3,123
Johnson & Johnson	441,649	30,434
Laboratory Corp. of America Holdings (a)	15,422	1,426
Life Technologies Corp. (a)	27,887	1,363
McKesson Corp.	37,255	3,205
Mead Johnson Nutrition Co.	32,618	2,390
Medtronic, Inc.	164,078	7,075
Merck & Co., Inc.	487,870	22,003
Mylan, Inc. (a)	67,909	1,657
Patterson Cos., Inc.	12,894	442
Perrigo Co.	14,400	1,673
Pfizer, Inc.	1,196,611	29,736
Quest Diagnostics, Inc.	25,600	1,624
St. Jude Medical, Inc.	50,326	2,120
Stryker Corp.	46,289	2,576
Tenet Healthcare Corp. (a)	73,370	460

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Health Care — (continued)
UnitedHealth Group, Inc.	165,396	$9,165
Varian Medical Systems, Inc. (a)	18,060	1,089
Watson Pharmaceuticals, Inc. (a)	19,646	1,673
WellPoint, Inc.	51,738	3,001
Zimmer Holdings, Inc.	28,252	1,910

		242,471

Industrials — 9.7%
3M Co.	101,872	9,415
Amphenol Corp. Class A	26,100	1,537
Avery Dennison Corp.	15,388	490
Boeing Co.	108,388	7,546
Caterpillar, Inc.	103,779	8,929
CH Robinson Worldwide, Inc.	25,861	1,514
Cintas Corp.	17,588	729
Cooper Industries PLC	24,600	1,846
CSX Corp.	163,014	3,383
Cummins, Inc.	28,358	2,615
Danaher Corp.	93,572	5,161
Deere & Co.	62,737	5,175
Dover Corp.	28,195	1,677
Eaton Corp.	52,590	2,485
Emerson Electric Co.	115,548	5,578
Equifax, Inc.	17,983	838
Expeditors International Washington, Inc.	34,020	1,237
Fastenal Co.	46,600	2,003
FedEx Corp.	46,800	3,960
First Solar, Inc. (a)	8,070	179
Flir Systems, Inc.	23,500	469
Flowserve Corp.	8,400	1,073
Fluor Corp.	26,960	1,517
Fortune Brands Home & Security, Inc. (a)	1,145	31
General Dynamics Corp.	53,161	3,515
General Electric Co.	1,691,533	38,415
Honeywell International, Inc.	125,081	7,474
Illinois Tool Works, Inc.	69,071	4,108
Ingersoll-Rand PLC	48,000	2,151
Iron Mountain, Inc.	27,600	941
Jacobs Engineering Group, Inc. (a)	20,400	825
Joy Global, Inc.	17,200	964
L-3 Communications Holdings, Inc.	15,703	1,126
Leggett & Platt, Inc.	20,398	511
Lockheed Martin Corp.	43,152	4,030
Masco Corp.	57,123	860
Norfolk Southern Corp.	50,855	3,236
Northrop Grumman Corp.	39,511	2,625
PACCAR, Inc.	56,774	2,272

	Shares	Market Value (000)
Pall Corp.	17,409	$1,105
Parker Hannifin Corp.	23,903	1,998
Pentair, Inc. (a)	16,100	717
Pitney Bowes, Inc.	29,727	411
Precision Castparts Corp.	23,007	3,758
Quanta Services, Inc. (a)	35,000	865
R.R. Donnelley & Sons Co.	29,609	314
Raytheon Co.	52,982	3,028
Republic Services, Inc.	50,103	1,378
Robert Half International, Inc.	23,540	627
Rockwell Automation, Inc.	22,505	1,565
Rockwell Collins, Inc.	22,531	1,209
Roper Industries, Inc.	15,000	1,648
Ryder System, Inc.	7,921	309
Southwest Airlines Co.	127,786	1,121
Stericycle, Inc. (a)	14,100	1,276
Textron, Inc.	44,839	1,173
Thermo Fisher Scientific, Inc.	58,124	3,419
Tyco International, Ltd.	72,500	4,079
Union Pacific Corp.	75,768	8,994
United Parcel Service, Inc. Class B	115,146	8,241
United Technologies Corp.	134,378	10,520
W.W. Grainger, Inc.	9,669	2,015
Waste Management, Inc.	72,639	2,330
Xylem, Inc.	28,692	722

		205,262

Information Technology — 18.2%
Accenture PLC Class A	101,500	7,108
Adobe Systems, Inc. (a)	77,957	2,531
Advanced Micro Devices, Inc. (a)	84,086	283
Agilent Technologies, Inc.	54,968	2,114
Akamai Technologies, Inc. (a)	27,324	1,045
Altera Corp.	50,554	1,718
Analog Devices, Inc.	47,269	1,853
AOL, Inc. (a)(d)	1	—
Apple, Inc.	150,184	100,212
Applied Materials, Inc.	201,607	2,251
Autodesk, Inc. (a)	36,476	1,217
Automatic Data Processing, Inc.	78,317	4,594
BMC Software, Inc. (a)	25,921	1,075
Broadcom Corp. Class A (a)	82,359	2,848
CA, Inc.	56,999	1,469
Cisco Systems, Inc.	847,419	16,177
Citrix Systems, Inc. (a)	29,667	2,272
Cognizant Technology Solutions Corp. Class A (a)	47,784	3,341
Computer Sciences Corp.	23,144	746
Corning, Inc.	238,976	3,143
Dell, Inc.	236,250	2,329
Dun & Bradstreet Corp.	7,100	565
Electronic Arts, Inc. (a)	50,400	640
EMC Corp. (a)	334,284	9,116

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Information Technology — (continued)
F5 Networks, Inc. (a)	12,200	$1,277
Fidelity National Information Services, Inc.	37,977	1,186
Fiserv, Inc. (a)	21,052	1,559
Google, Inc. Class A (a)	42,390	31,983
Harris Corp.	18,600	953
Hewlett-Packard Co.	312,916	5,338
Intel Corp.	797,256	18,082
International Business Machines Corp.	172,042	35,690
Intuit, Inc.	45,963	2,706
Jabil Circuit, Inc.	27,551	516
Juniper Networks, Inc. (a)	84,393	1,444
KLA-Tencor Corp.	27,005	1,288
Lam Research Corp. (a)	32,658	1,038
Linear Technology Corp.	35,263	1,123
LSI Corp. (a)	89,162	616
Microchip Technology, Inc.	29,389	962
Micron Technology, Inc. (a)	160,962	963
Microsoft Corp. (b)	1,208,735	35,996
Molex, Inc.	23,205	610
Motorola Solutions, Inc.	45,952	2,323
NetApp, Inc. (a)	57,357	1,886
NVIDIA Corp. (a)	99,956	1,333
Oracle Corp.	615,062	19,368
PerkinElmer, Inc.	19,218	566
QUALCOMM, Inc.	272,911	17,054
Red Hat, Inc. (a)	29,800	1,697
SAIC, Inc.	42,900	517
Salesforce.com, Inc. (a)	20,500	3,130
SanDisk Corp. (a)	38,367	1,666
Seagate Technology PLC	59,800	1,854
Symantec Corp. (a)	117,263	2,111
TE Connectivity, Ltd.	67,300	2,289
Teradata Corp. (a)	26,020	1,962
Teradyne, Inc. (a)	28,149	400
Texas Instruments, Inc.	181,899	5,011
VeriSign, Inc. (a)	24,721	1,204
Waters Corp. (a)	13,765	1,147
Western Digital Corp.	37,700	1,460
Xerox Corp.	209,101	1,535
Xilinx, Inc.	42,502	1,420
Yahoo!, Inc. (a)	167,019	2,668

		384,578

Materials — 3.5%
Air Products & Chemicals, Inc.	33,209	2,746
Airgas, Inc.	10,400	856
Alcoa, Inc.	169,749	1,502
Allegheny Technologies, Inc.	17,228	550
Ball Corp.	25,024	1,059
Bemis Co., Inc.	17,462	550
CF Industries Holdings, Inc.	10,350	2,300
Cliffs Natural Resources, Inc.	22,200	869

	Shares	Market Value (000)
Dow Chemical Co.	189,328	$5,483
E.I. du Pont de Nemours & Co.	148,112	7,446
Eastman Chemical Co.	23,708	1,352
Ecolab, Inc.	42,166	2,733
FMC Corp.	21,400	1,185
Freeport-McMoRan Copper & Gold, Inc. Class B	152,104	6,020
International Flavors & Fragrances, Inc.	13,031	776
International Paper Co.	68,211	2,477
LyondellBasell Industries NV	54,300	2,805
MeadWestvaco Corp.	26,720	818
Monsanto Co.	85,355	7,769
Mosaic Co.	46,300	2,667
Newmont Mining Corp.	78,406	4,391
Nucor Corp.	49,654	1,900
Owens-Illinois, Inc. (a)	24,000	450
Plum Creek Timber Co., Inc.	25,311	1,110
PPG Industries, Inc.	24,271	2,787
Praxair, Inc.	47,111	4,894
Sealed Air Corp.	28,792	445
Sherwin-Williams Co.	13,696	2,039
Sigma-Aldrich Corp.	19,134	1,377
Titanium Metals Corp.	10,800	139
United States Steel Corp.	21,478	410
Vulcan Materials Co.	21,361	1,010
Weyerhaeuser Co.	87,474	2,287

		75,202

Telecommunication Services — 3.2%
AT&T, Inc.	925,950	34,908
CenturyLink, Inc.	97,365	3,933
Crown Castle International Corp. (a)	46,900	3,006
Frontier Communications Corp.	165,844	813
JDS Uniphase Corp. (a)	32,523	403
MetroPCS Communications, Inc. (a)	52,500	615
Sprint Nextel Corp. (a)	479,365	2,646
Verizon Communications, Inc.	456,366	20,797
Windstream Corp.	99,213	1,003

		68,124

Utilities — 3.4%
AES Corp. (a)	103,195	1,132
AGL Resources, Inc.	18,100	740
Ameren Corp.	37,560	1,227
American Electric Power Co., Inc.	76,652	3,368
CenterPoint Energy, Inc.	66,311	1,412
CMS Energy Corp.	42,056	990
Consolidated Edison, Inc.	47,252	2,830
Dominion Resources, Inc.	90,862	4,810
DTE Energy Co.	26,284	1,575
Duke Energy Corp.	112,783	7,308
Edison International	50,719	2,317

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS — (continued)
Utilities — (continued)
Entergy Corp.	27,698	$1,919
Exelon Corp.	134,343	4,780
FirstEnergy Corp.	65,322	2,881
Integrys Energy Group, Inc.	11,616	606
NextEra Energy, Inc.	67,721	4,763
NiSource, Inc.	45,982	1,172
Northeast Utilities	50,060	1,914
NRG Energy, Inc.	36,700	785
Oneok, Inc.	32,200	1,556
Pepco Holdings, Inc.	34,700	656
PG&E Corp.	66,926	2,856
Pinnacle West Capital Corp.	17,860	943
PPL Corp.	92,275	2,681
Public Service Enterprise Group, Inc.	78,624	2,530
SCANA Corp.	21,000	1,014
Sempra Energy	37,286	2,405
Southern Co.	137,943	6,358
TECO Energy, Inc.	34,951	620
Wisconsin Energy Corp.	35,200	1,326
Xcel Energy, Inc.	75,951	2,105

		71,579

TOTAL COMMON STOCKS (Cost $1,194,165)		2,060,115

	Par Amount
U.S. GOVERNMENT SECURITIES — 0.2%
U.S. Treasury Bill(b)(e)(f) 0.08% due 10/04/12	$400,000	400
U.S. Treasury Bill(b)(e)(f) 0.07% due 11/08/12	250,000	250
U.S. Treasury Bill(b)(e)(f) 0.10% due 11/08/12	360,000	360
U.S. Treasury Bill(b)(e)(f) 0.08% due 12/06/12	375,000	375
U.S. Treasury Bill(b)(e)(f) 0.09% due 12/06/12	1,465,000	1,464
U.S. Treasury Bill(b)(e)(f) 0.10% due 12/06/12	160,000	160

TOTAL U.S. GOVERNMENT SECURITIES (Cost $3,009)		3,009

	Shares	Market Value (000)
MONEY MARKET FUND — 2.5%
State Street Institutional Liquid Reserves Fund 0.21%(c)(g)	53,730,641	$53,731

TOTAL MONEY MARKET FUND (Cost $53,731)		53,731

TOTAL INVESTMENTS(h) † — 100.1% (Cost $1,250,905(i))		2,116,855
Liabilities in Excess of Assets — (0.1)%		(1,202)

NET ASSETS — 100.0%		$2,115,653

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Amount is less than $1,000.
(e)	Rate represents annualized yield at date of purchase.
(f)	Value determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.
(i)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2012 was $913,179 and $47,229, respectively, resulting in net unrealized appreciation of investments of $865,950.

PLC = Public Limited Company

REIT = Real Estate Investment Trust

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS: INVESTMENTS:
Common Stocks	$2,060,115	$—	$—	$2,060,115
U.S. Government Securities	—	3,009	—	3,009
Money Market Fund	53,731	—	—	53,731

TOTAL INVESTMENTS	2,113,846	3,009		2,116,855
OTHER ASSETS:
Futures contracts	(849)	—	—	(849)

TOTAL ASSETS	$2,112,997	$3,009	$—	$2,116,006

The type of input used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

There were no material transfers between levels for the nine months ended September 30, 2012. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of Contracts	Notional Value (000)	Unrealized Depreciation (000)
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 12/2012	792	$57,644	$(849)

Total unrealized depreciation on open futures contracts purchased			$(849)

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities for the period ended September 30, 2012:

Asset Derivatives (1) (amounts in thousands)

	Equity Contracts Risk*	Total
Futures Contracts	$(849)	$(849)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts.
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the unsettled receivable/payable for variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the nine months ended September 30, 2012, were as follows:

Realized Gain (Loss) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$6,387	$6,387

Change in Appreciation (Depreciation) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$(988)	$(988)

The average notional value of futures outstanding during the period ended September 30, 2012, was $41,529,157.

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending September 30, 2012 were as follows:

Security Description	Number of shares held at 12/31/11	Shares purchased for the nine months ended 9/30/12	Shares sold for the nine months ended 9/30/12	Number of shares held at 9/30/12	Value at 9/30/12 (000)	Income earned for the nine months ended 9/30/12 (000)	Realized loss on shares sold (000)
State Street Corp.	79,225	5,700	7,500	77,425	$3,249	$54	$(13)
State Street Institutional Liquid Reserves	—	190,959,862	137,229,221	53,730,641	53,731	32	—

State Street Money Market Portfolio

Portfolio of Investments

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER — 8.3%
Alpine Securitization Corp. (a)	0.249%	01/09/2013	01/09/2013	$100,000,000	$99,931,944
Aspen Funding Corp. (a)	0.450%	10/19/2012	10/19/2012	60,000,000	59,986,500
Collateralized Commercial Paper Co. LLC	0.345%	10/22/2012	10/22/2012	200,000,000	199,960,333
Collateralized Commercial Paper Co. LLC	0.340%	11/13/2012	11/13/2012	205,000,000	204,916,747
Gemini Securitization Corp. LLC (a)	0.450%	10/19/2012	10/19/2012	50,000,000	49,988,750
Gemini Securitization Corp. LLC (a)	0.451%	10/26/2012	10/26/2012	75,000,000	74,976,563
Kells Funding LLC (b)	0.406%	10/02/2012	10/02/2012	79,000,000	78,999,122
Kells Funding LLC (b)	0.406%	10/03/2012	10/03/2012	70,000,000	69,998,444
Kells Funding LLC (b)	0.406%	10/04/2012	10/04/2012	250,000,000	249,991,667
Kells Funding LLC (b)	0.386%	10/10/2012	10/10/2012	200,000,000	199,981,000
Kells Funding LLC (b)	0.386%	10/18/2012	10/18/2012	300,000,000	299,946,167
Kells Funding LLC (b)	0.360%	11/15/2012	11/15/2012	57,000,000	56,974,350
Kells Funding LLC (b)	0.365%	11/19/2012	11/19/2012	150,000,000	149,926,500
Kells Funding LLC (b)	0.518%	01/18/2013	01/18/2013	75,000,000	74,884,188
Kells Funding LLC (b)	0.518%	01/22/2013	01/22/2013	120,000,000	119,807,900
Newport Funding Corp. (a)	0.451%	10/26/2012	10/26/2012	100,000,000	99,968,750
Ridgefield Funding Co. (b)	0.813%	01/09/2013	01/09/2013	80,000,000	79,822,222

TOTAL ASSET BACKED COMMERCIAL PAPER					2,170,061,147

FINANCIAL COMPANY COMMERCIAL PAPER — 13.8%
ABN AMRO Funding (a)	0.467%	11/01/2012	11/01/2012	50,000,000	49,980,194
BNP Paribas	0.661%	02/11/2013	02/11/2013	182,000,000	181,562,947
Commonwealth Bank of Australia (a)(c)	0.269%	10/22/2012	11/21/2012	100,000,000	100,000,000
DNB Bank ASA (a)(c)	0.493%	10/29/2012	01/28/2013	400,000,000	400,000,000
General Electric Capital Corp.	0.264%	11/08/2012	11/08/2012	83,000,000	82,977,221
General Electric Capital Corp.	0.254%	11/09/2012	11/09/2012	137,000,000	136,962,896
General Electric Capital Corp.	0.244%	12/12/2012	12/12/2012	180,000,000	179,913,600
General Electric Capital Corp.	0.230%	01/18/2013	01/18/2013	88,000,000	87,938,718
General Electric Capital Corp.	0.244%	02/25/2013	02/25/2013	14,000,000	13,986,280
HSBC Bank PLC (a)(c)	0.338%	10/09/2012	02/07/2013	105,000,000	105,000,000
JPMorgan Chase & Co. (c)	0.268%	10/09/2012	10/09/2012	180,000,000	180,000,000
JPMorgan Chase & Co.	0.305%	10/09/2012	10/09/2012	240,000,000	239,984,000
JPMorgan Chase & Co.	0.368%	10/09/2012	03/07/2013	200,000,000	200,000,000
Nordea Bank AB	0.294%	10/10/2012	10/10/2012	125,000,000	124,990,938
Nordea Bank AB	0.294%	10/11/2012	10/11/2012	215,000,000	214,982,681
NRW Bank (a)	0.250%	11/19/2012	11/19/2012	315,000,000	314,892,813
NRW Bank (a)	0.254%	11/19/2012	11/19/2012	110,000,000	109,962,569
NRW Bank (a)	0.254%	11/26/2012	11/26/2012	75,000,000	74,970,833
Skandinaviska Enskilda Banken AB (a)	0.315%	11/19/2012	11/19/2012	275,000,000	274,883,965
Sumitomo Mitsui Banking Corp. (a)	0.365%	10/09/2012	10/09/2012	350,000,000	349,972,000
Toyota Motor Credit Corp.	0.355%	10/16/2012	10/16/2012	50,000,000	49,992,708
Toyota Motor Credit Corp.	0.260%	12/20/2012	12/20/2012	34,000,000	33,980,356
Toyota Motor Credit Corp.	0.270%	01/02/2013	01/02/2013	35,300,000	35,275,378
Toyota Motor Credit Corp.	0.274%	01/24/2013	01/24/2013	35,600,000	35,569,295
Toyota Motor Credit Corp.	0.274%	01/28/2013	01/28/2013	50,600,000	50,554,840

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					3,628,334,232

CERTIFICATES OF DEPOSIT — 48.3%
Bank of Montreal (c)	0.510%	10/09/2012	12/05/2012	94,000,000	94,000,000
Bank of Nova Scotia	0.301%	10/03/2012	10/03/2012	210,000,000	210,000,000
Bank of Nova Scotia (c)	0.268%	10/09/2012	03/06/2013	300,000,000	300,000,000
Bank of Tokyo - Mitsubishi	0.360%	10/05/2012	10/05/2012	200,000,000	200,000,000
Bank of Tokyo - Mitsubishi	0.350%	10/25/2012	10/25/2012	500,000,000	500,000,000
Bank of Tokyo - Mitsubishi	0.350%	10/29/2012	10/29/2012	500,000,000	500,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT - (continued)
Barclays Bank	0.480%	11/26/2012	11/26/2012	$400,000,000	$400,000,000
Barclays Bank	0.480%	11/26/2012	11/26/2012	150,000,000	150,000,000
Barclays Bank (c)	0.739%	10/19/2012	02/19/2013	200,000,000	200,000,000
Barclays Bank (c)	0.738%	10/09/2012	03/06/2013	200,000,000	200,000,000
Barclays Bank (c)	0.557%	10/24/2012	03/22/2013	300,000,000	300,000,000
BNP Paribas	0.630%	02/11/2013	02/11/2013	80,000,000	80,000,000
Credit Suisse (c)	0.431%	10/05/2012	12/05/2012	187,000,000	187,000,000
Credit Suisse	0.330%	02/12/2013	02/12/2013	600,000,000	600,000,000
Credit Suisse (c)	0.316%	10/29/2012	03/26/2013	235,000,000	235,000,000
Deutsche Bank AG	0.380%	10/19/2012	10/19/2012	90,000,000	90,000,000
Deutsche Bank AG	0.380%	10/25/2012	10/25/2012	200,000,000	200,000,000
Deutsche Bank AG	0.220%	12/14/2012	12/14/2012	600,000,000	600,000,000
ING Bank NV	0.380%	11/02/2012	11/02/2012	500,000,000	500,000,000
ING Bank NV	0.380%	11/05/2012	11/05/2012	150,000,000	150,000,000
ING Bank NV	0.380%	11/13/2012	11/13/2012	250,000,000	250,000,000
ING Bank NV	0.590%	02/15/2013	02/15/2013	300,000,000	300,000,000
Lloyds TSB Bank	0.280%	12/11/2012	12/11/2012	50,000,000	50,000,000
Lloyds TSB Bank	0.250%	12/24/2012	12/24/2012	100,000,000	100,000,000
National Australia Bank Ltd. (c)	0.267%	10/26/2012	10/26/2012	265,000,000	265,000,000
National Australia Bank Ltd. (c)	0.266%	10/29/2012	10/29/2012	400,000,000	400,000,000
National Australia Bank Ltd. (c)	0.331%	10/04/2012	02/04/2013	300,000,000	300,000,000
Nordea Bank AB	0.290%	10/11/2012	10/11/2012	400,000,000	400,000,000
Norinchukin Bank	0.170%	10/05/2012	10/05/2012	250,000,000	250,000,000
Rabobank Nederland NV	0.400%	10/15/2012	10/15/2012	200,000,000	200,000,000
Rabobank Nederland NV (c)	0.561%	10/02/2012	01/02/2013	225,000,000	225,000,000
Rabobank Nederland NV (c)	0.561%	10/04/2012	01/04/2013	500,000,000	500,000,000
Rabobank Nederland NV	0.410%	01/28/2013	01/28/2013	200,000,000	200,000,000
Royal Bank of Canada (c)	0.487%	11/13/2012	08/12/2013	75,000,000	75,000,000
Royal Bank of Canada (c)	0.477%	11/27/2012	08/27/2013	67,500,000	67,500,000
Skandinaviska Enskilda Banken AB	0.400%	11/13/2012	11/13/2012	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB	0.340%	11/14/2012	11/14/2012	440,000,000	440,000,000
Standard Chartered Bank	0.340%	10/18/2012	10/18/2012	284,000,000	284,000,000
Sumitomo Mitsui Banking Corp.	0.360%	10/05/2012	10/05/2012	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.	0.330%	10/26/2012	10/26/2012	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.	0.330%	01/17/2013	01/17/2013	400,000,000	400,000,000
Svenska Handelsbanken AB	0.300%	10/09/2012	10/09/2012	161,000,000	161,000,000
Svenska Handelsbanken AB	0.260%	11/02/2012	11/02/2012	45,000,000	45,000,200
Svenska Handelsbanken AB	0.205%	11/09/2012	11/09/2012	225,000,000	225,000,000
Svenska Handelsbanken AB	0.240%	11/13/2012	11/13/2012	300,000,000	300,001,791
Svenska Handelsbanken AB	0.255%	01/02/2013	01/02/2013	175,000,000	175,000,000
Swedbank AB	0.440%	02/04/2013	02/04/2013	278,000,000	278,000,000
Toronto Dominion Bank (c)	0.443%	11/02/2012	02/04/2013	61,500,000	61,500,000
UBS AG	0.320%	11/01/2012	11/01/2012	320,000,000	320,000,000

TOTAL CERTIFICATES OF DEPOSIT					12,718,001,991

OTHER NOTES — 10.6%
Bank of America NA	0.350%	10/01/2012	10/01/2012	125,000,000	125,000,000
Bank of America NA	0.350%	10/16/2012	10/16/2012	250,000,000	250,000,000
Bank of America NA	0.330%	10/29/2012	10/29/2012	250,000,000	250,000,000
Bank of America NA	0.380%	12/13/2012	12/13/2012	400,000,000	400,000,000
Bank of Nova Scotia	0.080%	10/01/2012	10/01/2012	800,000,000	800,000,000
Commonwealth Bank of Australia (b)(c)	0.668%	10/29/2012	11/26/2012	31,000,000	31,000,000
JPMorgan Chase Bank NA	0.010%	10/01/2012	10/01/2012	225,000,000	225,000,000
Nordea Bank AB (b)(c)	0.604%	11/16/2012	11/16/2012	174,000,000	174,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
OTHER NOTES - (continued)
Rabobank Nederland NV (b)(c)	0.577%	11/16/2012	12/14/2012	$107,000,000	$107,000,000
Societe Generale	0.180%	10/01/2012	10/01/2012	335,000,000	335,000,000
Toyota Motor Credit Corp. (c)	0.460%	12/10/2012	09/09/2013	45,860,000	45,860,000
Westpac Banking Corp. (c)	0.597%	10/29/2012	11/27/2012	35,000,000	35,000,000

TOTAL OTHER NOTES					2,777,860,000

GOVERNMENT AGENCY DEBT — 2.7%
Federal Home Loan Bank (d)	0.115%	10/10/2012	10/10/2012	181,000,000	180,994,796
Federal Home Loan Bank (d)	0.120%	10/10/2012	10/10/2012	41,000,000	40,998,770
Federal Home Loan Bank (d)	0.120%	10/12/2012	10/12/2012	126,000,000	125,995,380
Federal Home Loan Mortgage Corp. (d)	0.132%	11/13/2012	11/13/2012	113,000,000	112,982,184
Federal Home Loan Mortgage Corp. (d)	0.160%	02/11/2013	02/11/2013	142,000,000	141,916,062
Federal National Mortgage Assoc. (d)	0.130%	10/31/2012	10/31/2012	120,000,000	119,987,000

TOTAL GOVERNMENT AGENCY DEBT					722,874,192

TREASURY DEBT — 2.1%
U.S. Treasury Bill (d)	0.113%	11/15/2012	11/15/2012	379,000,000	378,946,703
U.S. Treasury Note	0.155%	01/15/2013	01/15/2013	170,000,000	170,596,766

TOTAL TREASURY DEBT					549,543,469

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 10.1%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 4.600% due 07/15/2013 - 04/01/2026, and Federal National Mortgage Associations, 0.700% - 3.030% due 03/13/2015 - 06/25/2027, valued at $102,000,039); expected proceeds $100,003,500	0.180%	10/02/2012	10/02/2012	100,000,000	100,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2012 (collateralized by Federal National Mortgage Associations, 4.000% - 4.500% due 01/01/2042 - 03/01/2042, and a U.S. Treasury Strip, 0.125% due 07/31/2014, valued at $255,000,010); expected proceeds $250,008,264	0.170%	10/02/2012	10/02/2012	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/26/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 5.000% due 03/01/2026 - 06/01/2042, and Federal National Mortgage Associations, 3.500% - 4.500% due 05/01/2024 - 10/01/2042, valued at $153,000,001); expected proceeds $150,005,833	0.200%	10/03/2012	10/03/2012	150,000,000	150,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/27/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.000% due 12/01/2019 - 09/01/2042, and Federal National Mortgage Associations, 2.500% - 6.500% due 01/01/2022 - 10/01/2042, valued at $459,000,000); expected proceeds $450,017,500	0.200%	10/04/2012	10/04/2012	$450,000,000	$450,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 7.500% due 12/01/2018 - 09/01/2042, and Federal National Mortgage Associations, 2.500% - 6.500% due 03/01/2017 - 10/01/2042, valued at $765,000,000); expected proceeds $750,029,167	0.200%	10/05/2012	10/05/2012	750,000,000	750,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/25/2012 (collateralized by Federal National Mortgage Associations, 2.500% - 3.500% due 9/01/2027 - 09/01/2042, valued at $204,000,323); expected proceeds $200,008,556	0.220%	10/02/2012	10/02/2012	200,000,000	200,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 4.000% due 03/01/2032 - 09/01/2042, and Federal National Mortgage Associations, 3.000% - 4.500% due 07/01/2027 - 10/01/2042, valued at $474,300,001); expected proceeds $465,008,525	0.220%	10/01/2012	10/01/2012	465,000,000	465,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by Federal National Mortgage Associations, 3.500% - 6.000% due 03/01/2037 - 09/01/2042, valued at $51,000,000); expected proceeds $50,001,042	0.250%	10/01/2012	10/01/2012	50,000,000	50,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/27/2012 (collateralized by Federal National Mortgage Associations, 2.500% - 6.000% due 09/01/2022 - 10/01/2042, valued at $255,000,000); expected proceeds $250,009,236	0.190%	10/04/2012	10/04/2012	250,000,000	250,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,665,000,000

TREASURY REPURCHASE AGREEMENTS — 3.8%
Agreement with Barclays Capital, Inc., dated 09/28/2012 (collateralized by U.S. Treasury Notes, 0.750% - 4.500% due 12/15/2013 - 08/15/2039, valued at $816,138,846); expected proceeds $800,013,333	0.200%	10/01/2012	10/01/2012	800,000,000	800,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/25/2012 (collateralized by U.S. Treasury Bills, 0.000% due 10/04/2012 - 02/07/2013, U.S. Treasury Bonds, 3.875% - 5.500% due 08/15/2028 - 02/15/2041 and U.S. Treasury Notes, 0.125% - 4.875% due 09/30/2013 - 02/15/2020, valued at $204,003,751); expected proceeds $200,007,000	0.180%	10/02/2012	10/02/2012	$200,000,000	$200,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,000,000,000

TOTAL INVESTMENTS(e)(f)† — 99.7%					26,231,675,031
Other Assets in Excess of Liabilities — 0.3%					80,673,317

NET ASSETS — 100.0%					$26,312,348,348

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,164,514,881 or 8.23% of net assets as of September 30, 2012.
(b)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”), or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,692,331,560 or 6.43% of net assets as of September 30, 2012.
(c)	Variable Rate Security - Interest rate shown is rate in effect as of September 30, 2012.
(d)	Rate represents annualized yield at date of purchase.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(f)	Also represents the cost for federal tax purposes.
†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended (“1940 Act”), and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	26,231,675,031
Level 3 – Significant Unobservable Inputs	—

Total Investments	$26,231,675,031

The type of input used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2012, there were no transfers between levels.

State Street Tax Free Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES — 84.6%
California — 8.5%
Bay Area Toll Authority, Revenue Bonds, Series A, RMKT 08/28/08, LOC: Barclays Bank PLC (a)	0.170%	10/05/2012	10/05/2012	$5,000,000	$5,000,000
Bay Area Toll Authority, San Francisco Bay Area Revenue Bonds, Series E-1, LOC: Bank of Tokyo Mitsubishi UFJ (a)	0.130%	10/05/2012	10/05/2012	7,680,000	7,680,000
City of Hemet, Multi Family Housing Revenue Bonds, Sunwest Retirement, Series A, LIQ: FHLMC (a)	0.170%	10/05/2012	10/05/2012	1,500,000	1,500,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC (a)	0.160%	10/05/2012	10/05/2012	4,815,000	4,815,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA (a)	0.170%	10/05/2012	10/05/2012	1,000,000	1,000,000
Los Angeles Department of Water & Power, Revenue Bonds, Subseries B-5, SPA: Royal Bank of Canada (a)	0.170%	10/05/2012	10/05/2012	5,000,000	5,000,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-4, SPA: Wells Fargo Bank N.A. (a)	0.180%	10/05/2012	10/05/2012	1,000,000	1,000,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada (a)	0.140%	10/05/2012	10/05/2012	2,500,000	2,500,000

					28,495,000

Colorado — 5.7%
City of Aurora, Revenue Bonds, Children’s Hospital Association Project, Series C, LOC: Wells Fargo Bank N.A. (a)	0.190%	10/05/2012	10/05/2012	3,000,000	3,000,000
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB (a)	0.170%	10/05/2012	10/05/2012	3,890,000	3,890,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2, RMKT 08/26/09, LIQ: Barclays Bank PLC (a)	0.180%	10/05/2012	10/05/2012	3,065,000	3,065,000
Denver City & County Colorado COP, Series A2, SPA: JP Morgan Chase Bank (a)	0.200%	10/01/2012	10/01/2012	5,500,000	5,500,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds (a)	0.190%	10/05/2012	10/05/2012	3,700,000	3,700,000

					19,155,000

Connecticut — 4.5%
Connecticut Housing Finance Authority, Revenue Bonds, Subseries A-1, SPA: JP Morgan Chase Bank N.A. (a)	0.200%	10/01/2012	10/01/2012	2,150,000	2,150,000
Connecticut Housing Finance Authority, Revenue Bonds, Series C-1, RMKT 01/19/12, INS: Government Authority, SPA: Barclays Bank PLC (a)	0.180%	10/05/2012	10/05/2012	5,000,000	5,000,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES - (continued)
Connecticut (continued)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2 (a)	0.180%	10/05/2012	10/05/2012	$8,000,000	$8,000,000

					15,150,000

Delaware — 2.1%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A. (a)	0.150%	10/05/2012	10/05/2012	6,900,000	6,900,000

Florida — 1.3%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada (a)	0.160%	10/05/2012	10/05/2012	4,400,000	4,400,000

Georgia — 1.1%
Gwinnett County Housing Authority, Revenue Bonds, Greens Apartments Project, LIQ: FNMA (a)	0.200%	10/05/2012	10/05/2012	3,600,000	3,600,000

Indiana — 0.6%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA (a)	0.190%	10/05/2012	10/05/2012	2,000,000	2,000,000

Kansas — 1.6%
Kansas State Department of Transportation, Revenue Bonds, Series B-1, SPA: Barclays Bank PLC (a)	0.180%	10/05/2012	10/05/2012	5,435,000	5,435,000

Maryland — 1.1%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A. (a)	0.180%	10/05/2012	10/05/2012	3,670,000	3,670,000

Massachusetts — 5.1%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank (a)	0.170%	10/05/2012	10/05/2012	8,000,000	8,000,000
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-1, INS: Government Commonwealth, SPA: TD Bank N.A. (a)	0.150%	10/05/2012	10/05/2012	2,000,000	2,000,000
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-5, SPA: Barclays Bank PLC (a)	0.180%	10/05/2012	10/05/2012	5,000,000	5,000,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES - (continued)
Massachusetts (continued)
Massachusetts State Water Resources Authority, Revenue Bonds, Series A-2, INS: Government Authority, RMKT 05/09/11, SPA: TD Bank N.A. (a)	0.170%	10/05/2012	10/05/2012	$2,000,000	$2,000,000

					17,000,000

Michigan — 2.7%
University of Michigan, Revenue Bonds, GO, Series B, SPA: Northern Trust Company (a)	0.180%	10/01/2012	10/01/2012	9,000,000	9,000,000

Minnesota — 3.7%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A. (a)	0.190%	10/05/2012	10/05/2012	4,120,000	4,120,000
City of Rochester, Revenue Bonds, Mayo Clinic, Series B, SPA: Northern Trust Company (a)	0.170%	10/05/2012	10/05/2012	8,250,000	8,250,000

					12,370,000

Missouri — 3.8%
Missouri State Health & Educational Facilities Authority, Revenue Bonds, BJC Health System, Series B, SPA: U.S. Bank N.A. (a)	0.160%	10/01/2012	10/01/2012	3,785,000	3,785,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, SSM Health, Series C5, RMKT 05/15/08 (a)	0.170%	10/05/2012	10/05/2012	1,660,000	1,660,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: Wells Fargo Bank N.A. (a)	0.200%	10/01/2012	10/01/2012	7,130,000	7,130,000

					12,575,000

New Hampshire — 3.3%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank (a)	0.150%	10/05/2012	10/05/2012	5,500,000	5,500,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank (a)	0.180%	10/05/2012	10/05/2012	5,375,000	5,375,000

					10,875,000

New Jersey — 0.3%
Rutgers State University of New Jersey, Revenue Bonds, Series A, INS: Government of University, SPA: TD Bank N.A. (a)	0.200%	10/01/2012	10/01/2012	1,000,000	1,000,000

New York — 9.1%
City of New York, GO Unlimited, Fiscal 2008, Subseries J-9, SPA: Bank of Nova Scotia (a)	0.160%	10/05/2012	10/05/2012	7,530,000	7,530,000
City of New York, GO Unlimited, Subseries C-3A, RMKT 10/28/10, LIQ: Bank of Nova Scotia (a)	0.180%	10/05/2012	10/05/2012	3,000,000	3,000,000
City of New York, GO Unlimited, Subseries C4, RMKT 10/28/10, LOC: Bank of Tokyo Mitsubishi UFJ (a)	0.180%	10/05/2012	10/05/2012	4,000,000	4,000,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES - (continued)
New York (continued)
City of New York, Housing Development Corp., Revenue Bonds, Related-Carnegie Park, Series A, INS: FNMA, LIQ: FNMA (a)	0.170%	10/05/2012	10/05/2012	$1,500,000	$1,500,000
Metropolitan Transportation Authority, Revenue Bonds, Subseries B-1, LOC: Bank of Nova Scotia (a)	0.180%	10/05/2012	10/05/2012	3,585,000	3,585,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank (a)	0.180%	10/05/2012	10/05/2012	3,550,000	3,550,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A. (a)	0.180%	10/05/2012	10/05/2012	1,300,000	1,300,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank N.A. (a)	0.180%	10/05/2012	10/05/2012	3,000,000	3,000,000
Suffolk County Water Authority, Revenue Bonds, Bond Anticipation Notes, SPA: Bank of Nova Scotia (a)	0.180%	10/05/2012	10/05/2012	3,000,000	3,000,000

					30,465,000

North Carolina — 13.1%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A. (a)	0.160%	10/05/2012	10/05/2012	5,250,000	5,250,000
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A. (a)	0.180%	10/05/2012	10/05/2012	1,850,000	1,850,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A. (a)	0.180%	10/05/2012	10/05/2012	3,100,000	3,100,000
County of Mecklenburg, GO Unlimited, Series B, SPA: Landesbank Hessen-Thuringen (a)	0.190%	10/05/2012	10/05/2012	10,000,000	10,000,000
County of Union, GO Unlimited, Series A, SPA: Wells Fargo Bank N.A. (a)	0.170%	10/05/2012	10/05/2012	1,700,000	1,700,000
County of Union, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A. (a)	0.170%	10/05/2012	10/05/2012	1,695,000	1,695,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A. (a)	0.170%	10/05/2012	10/05/2012	9,000,000	9,000,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A. (a)	0.170%	10/05/2012	10/05/2012	1,800,000	1,800,000
State of North Carolina, GO Unlimited, Public Improvement, Series F, SPA: Landesbank Hessen-Thuringen (a)	0.160%	10/05/2012	10/05/2012	1,000,000	1,000,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES - (continued)
North Carolina (continued)
State of North Carolina, GO Unlimited, Public Improvement, Series G, SPA: Landesbank Hessen-Thuringen (a)	0.180%	10/05/2012	10/05/2012	$8,500,000	$8,500,000

					43,895,000

Ohio — 2.6%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia (a)	0.170%	10/05/2012	10/05/2012	8,600,000	8,600,000

Oregon — 3.0%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi (a)	0.180%	10/05/2012	10/05/2012	6,100,000	6,100,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 85, SPA: U.S. Bank N.A. (a)	0.200%	10/01/2012	10/01/2012	4,000,000	4,000,000

					10,100,000

Pennsylvania — 0.4%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A. (a)	0.170%	10/05/2012	10/05/2012	1,325,000	1,325,000

Rhode Island — 2.0%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A. (a)	0.180%	10/05/2012	10/05/2012	6,645,000	6,645,000

South Carolina — 1.2%
City of North Charleston, Tax Increment Revenue Bonds, Charleston Naval Complex, SPA: Bank of America N.A. (a)	0.180%	10/05/2012	10/05/2012	3,960,000	3,960,000

Texas — 2.0%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank (a)	0.190%	10/05/2012	10/05/2012	2,325,000	2,325,000
San Antonio Education Facilities Corp., Revenue Bonds, University Incarnate Word Project, LOC: JP Morgan Chase Bank (a)	0.220%	10/05/2012	10/05/2012	2,195,000	2,195,000

State Street Tax Free Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES - (continued)
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Scott White Memorial, Series B, LOC: U.S. Bank N.A. (a)	0.160%	10/05/2012	10/05/2012	$2,000,000	$2,000,000

					6,520,000

Virginia — 1.5%
Fairfax County Industrial Development Authority, Revenue Bonds, Inova Health System, Series A-1, SPA: TD Bank N.A. (a)	0.160%	10/05/2012	10/05/2012	5,145,000	5,145,000

Washington — 2.9%
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA (a)	0.180%	10/05/2012	10/05/2012	8,000,000	8,000,000
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A. (a)	0.190%	10/05/2012	10/05/2012	1,700,000	1,700,000

					9,700,000

West Virginia — 0.9%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking (a)	0.190%	10/05/2012	10/05/2012	3,000,000	3,000,000

Wisconsin — 0.5%
Wisconsin State Health & Educational Facility Authority, Revenue Bonds, RMKT 10/07/09, LOC: JP Morgan Chase Bank N.A. (a)	0.200%	10/01/2012	10/01/2012	1,500,000	1,500,000

TOTAL VARIABLE RATE DEMAND NOTES					282,480,000

				Shares	Market Value
INVESTMENT COMPANY — 15.4%
Dreyfus Tax Exempt Cash Management Fund (b)				51,400,030	51,400,030

TOTAL INVESTMENTS(c)(d) †— 100.0%					333,880,030
Liabilities in Excess of Assets — (0.00)%					(4,312)

NET ASSETS — 100.0%					$333,875,718

(a)	Variable Rate Security - Interest rate is in effect as of September 30, 2012.
(b)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(d)	Also represents the cost for federal tax purposes.
†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Acronym	Name
COP	Certificates of Participation
FHLB	Federal Home Loan Bank

State Street Tax Free Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement

State Street Tax Free Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$51,400,030
Level 2 – Other Significant Observable Inputs	282,480,000
Level 3 – Significant Unobservable Inputs	—

Total Investments	$333,880,030

The type of input used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2012, there were no transfers between levels.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT — 59.4%
Federal Home Loan Bank (a)	0.130%	10/03/2012	10/03/2012	$157,000,000	$156,998,866
Federal Home Loan Bank (a)	0.125%	10/05/2012	10/05/2012	88,000,000	87,998,778
Federal Home Loan Bank (a)	0.129%	10/05/2012	10/05/2012	44,000,000	43,999,364
Federal Home Loan Bank (a)	0.160%	10/10/2012	10/10/2012	55,000,000	54,997,800
Federal Home Loan Bank (a)	0.129%	10/12/2012	10/12/2012	194,000,000	193,992,294
Federal Home Loan Bank (a)	0.135%	10/17/2012	10/17/2012	171,000,000	170,989,740
Federal Home Loan Bank (a)	0.126%	10/19/2012	10/19/2012	61,000,000	61,000,000
Federal Home Loan Bank (a)	0.130%	10/19/2012	10/19/2012	75,000,000	74,991,160
Federal Home Loan Bank (a)	0.134%	10/24/2012	10/24/2012	52,000,000	52,000,000
Federal Home Loan Bank (a)	0.135%	10/24/2012	10/24/2012	85,000,000	84,993,790
Federal Home Loan Bank (a)	0.155%	10/24/2012	10/24/2012	9,000,000	8,992,672
Federal Home Loan Bank (a)	0.160%	11/14/2012	11/14/2012	45,000,000	44,991,200
Federal Home Loan Bank (a)	0.125%	11/16/2012	11/16/2012	154,000,000	153,975,403
Federal Home Loan Bank (a)	0.170%	12/05/2012	12/05/2012	41,000,000	40,987,415
Federal Home Loan Bank (a)	0.175%	12/19/2012	12/19/2012	22,000,000	21,991,551
Federal Home Loan Bank (a)	0.175%	01/09/2013	01/09/2013	51,000,000	50,975,208
Federal Home Loan Bank (a)	0.170%	01/16/2013	01/16/2013	76,000,000	75,961,599
Federal Home Loan Bank (a)	0.155%	02/15/2013	02/15/2013	17,000,000	16,989,972
Federal Home Loan Bank (a)	0.155%	03/20/2013	03/20/2013	127,000,000	126,907,043
Federal Home Loan Bank (a)	0.155%	03/22/2013	03/22/2013	75,000,000	74,944,458
Federal Home Loan Bank (a)	0.155%	03/27/2013	03/27/2013	65,000,000	64,950,465
Federal Home Loan Mortgage Corp. (a)	0.149%	10/01/2012	10/01/2012	40,000,000	40,000,000
Federal Home Loan Mortgage Corp. (a)	0.150%	10/01/2012	10/01/2012	20,000,000	20,000,000
Federal Home Loan Mortgage Corp. (a)	0.120%	10/04/2012	10/04/2012	35,000,000	34,999,650
Federal Home Loan Mortgage Corp. (a)	0.160%	10/09/2012	10/09/2012	95,000,000	94,996,622
Federal Home Loan Mortgage Corp. (a)	0.125%	10/22/2012	10/22/2012	33,000,000	32,997,594
Federal Home Loan Mortgage Corp. (a)	0.125%	10/29/2012	10/29/2012	10,000,000	9,999,028
Federal Home Loan Mortgage Corp. (a)	0.145%	10/29/2012	10/29/2012	55,000,000	54,993,797
Federal Home Loan Mortgage Corp. (a)	0.155%	11/05/2012	11/05/2012	106,000,000	105,984,026
Federal Home Loan Mortgage Corp. (a)	0.160%	11/05/2012	11/05/2012	59,000,000	58,990,822
Federal Home Loan Mortgage Corp. (a)	0.160%	11/19/2012	11/19/2012	25,000,000	24,994,556
Federal Home Loan Mortgage Corp. (a)	0.155%	11/26/2012	11/26/2012	100,000,000	99,975,889
Federal Home Loan Mortgage Corp. (a)	0.160%	12/24/2012	12/24/2012	50,895,000	50,875,999
Federal Home Loan Mortgage Corp. (a)	0.180%	12/31/2012	12/31/2012	22,000,000	21,989,990
Federal Home Loan Mortgage Corp. (a)	0.135%	01/03/2013	01/03/2013	23,700,000	23,691,646
Federal Home Loan Mortgage Corp. (a)	0.175%	01/07/2013	01/07/2013	127,000,000	126,939,499
Federal Home Loan Mortgage Corp. (a)	0.119%	01/08/2013	01/08/2013	275,000,000	274,909,250
Federal Home Loan Mortgage Corp. (a)	0.170%	01/14/2013	01/14/2013	84,000,000	83,958,350
Federal Home Loan Mortgage Corp. (a)	0.159%	01/22/2013	01/22/2013	22,000,000	21,988,951
Federal Home Loan Mortgage Corp. (a)	0.155%	01/28/2013	01/28/2013	70,000,000	69,964,135
Federal Home Loan Mortgage Corp. (a)	0.129%	01/29/2013	01/29/2013	125,000,000	124,945,833
Federal Home Loan Mortgage Corp. (a)	0.160%	02/19/2013	02/19/2013	55,000,000	54,965,533
Federal Home Loan Mortgage Corp. (a)	0.155%	03/04/2013	03/04/2013	100,000,000	99,933,695
Federal Home Loan Mortgage Corp. (a)	0.150%	03/18/2013	03/18/2013	50,000,000	49,965,000
Federal Home Loan Mortgage Corp. (a)	0.152%	03/18/2013	03/18/2013	25,000,000	24,982,267
Federal National Mortgage Assoc. (a)	0.125%	10/03/2012	10/03/2012	21,000,000	20,999,854
Federal National Mortgage Assoc. (a)	0.160%	10/03/2012	10/03/2012	50,000,000	49,999,556
Federal National Mortgage Assoc. (a)	0.129%	10/15/2012	10/15/2012	116,000,000	115,994,136
Federal National Mortgage Assoc. (a)	0.139%	10/15/2012	10/15/2012	199,000,000	198,989,166
Federal National Mortgage Assoc. (a)	0.129%	10/24/2012	10/24/2012	92,692,000	92,684,301
Federal National Mortgage Assoc. (a)	0.160%	10/31/2012	10/31/2012	17,000,000	16,997,733
Federal National Mortgage Assoc. (a)	0.160%	11/07/2012	11/07/2012	17,000,000	16,997,204
Federal National Mortgage Assoc. (a)	0.138%	11/14/2012	11/14/2012	40,000,000	39,993,278
Federal National Mortgage Assoc. (a)	0.160%	11/14/2012	11/14/2012	41,000,000	40,991,982
Federal National Mortgage Assoc. (a)	0.175%	01/02/2013	01/02/2013	19,000,000	18,991,410

State Street U.S. Government Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT - (continued)
Federal National Mortgage Assoc. (a)	0.174%	01/09/2013	01/09/2013	$50,000,000	$49,975,833
Federal National Mortgage Assoc. (a)	0.175%	01/09/2013	01/09/2013	25,000,000	24,987,847
Federal National Mortgage Assoc. (a)	0.159%	02/06/2013	02/06/2013	32,000,000	31,981,796
Federal National Mortgage Assoc. (a)	0.160%	02/13/2013	02/13/2013	140,000,000	139,916,000
Federal National Mortgage Assoc. (a)	0.165%	02/13/2013	02/13/2013	75,000,000	74,953,594
Federal National Mortgage Assoc. (a)	0.149%	02/14/2013	02/14/2013	54,000,000	53,969,400
Federal National Mortgage Assoc. (a)	0.128%	02/19/2013	02/19/2013	175,000,000	174,910,896
Federal National Mortgage Assoc. (a)	0.155%	02/20/2013	02/20/2013	100,000,000	99,938,861
Federal National Mortgage Assoc. (a)	0.145%	02/27/2013	02/27/2013	25,000,000	24,984,997
Federal National Mortgage Assoc. (a)	0.138%	03/01/2013	03/01/2013	40,000,000	39,976,511
Federal National Mortgage Assoc. (a)	0.155%	03/06/2013	03/06/2013	35,000,000	34,976,492
Federal National Mortgage Assoc. (a)	0.155%	03/20/2013	03/20/2013	80,000,000	79,941,444

TOTAL GOVERNMENT AGENCY DEBT					4,713,823,201

TREASURY DEBT — 5.8%
U.S. Treasury Bill (a)	0.105%	11/01/2012	11/01/2012	29,000,000	28,997,378
U.S. Treasury Bill (a)	0.108%	11/01/2012	11/01/2012	15,000,000	14,998,611
U.S. Treasury Bill (a)	0.110%	11/01/2012	11/01/2012	31,000,000	30,997,064
U.S. Treasury Bill (a)	0.105%	11/23/2012	11/23/2012	90,000,000	89,986,088
U.S. Treasury Bill (a)	0.140%	11/23/2012	11/23/2012	25,000,000	24,994,847
U.S. Treasury Bill (a)	0.080%	01/03/2013	01/03/2013	100,000,000	99,978,356
U.S. Treasury Bill (a)	0.153%	01/03/2013	01/03/2013	125,000,000	124,950,226
U.S. Treasury Bill (a)	0.145%	01/31/2013	01/31/2013	50,000,000	49,975,430

TOTAL TREASURY DEBT					464,878,000

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 16.4%
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by Federal Home Loan Mortgage Corporations, 1.000% - 4.750% due 11/17/2015 - 07/28/2017 and Resolution Funding Strips, 0.000% due 01/15/2030 - 04/15/2030, valued at 213,180,555); expected proceeds $209,003,483	0.200%	10/01/2012	10/01/2012	209,000,000	209,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by Federal Farm Credit Banks, 2.200% - 2.400% due 08/27/2021 - 09/06/2022, Federal Home Loan Banks, 0.000% - 5.375% due 07/30/2013 - 08/27/2027, Federal Home Loan Mortgage Corporations, 0.450% - 1.000% due 02/21/2014 - 09/27/2017, Federal National Mortgage Associations, 0.000% - 0.875% due 03/27/2013 - 08/28/2017, and Tennessee Valley Authority, 0.000% due 11/01/2025, valued at $357,000,072); expected proceeds $350,006,708	0.230%	10/01/2012	10/01/2012	350,000,000	350,000,000

State Street U.S. Government Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by Federal Home Loan Mortgage Corporation, 4.500% due 01/15/2014, and Federal National Mortgage Associations, 4.375% - 4.625% due 10/15/2014 - 10/15/2015, valued at $325,381,059); expected proceeds $319,005,317	0.200%	10/01/2012	10/01/2012	$319,000,000	$319,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party) and JP Morgan Chase & Co. (Tri-Party), dated 09/28/2012 (collateralized by Federal Farm Credit Bank, 0.000% due 09/29/2014, Federal Home Loan Mortgage Corporation, 0.600% due 12/06/2013, and Federal National Mortgage Association, 0.375% due 03/16/2015, valued at $73,440,558); expected proceeds $72,001,200	0.200%	10/01/2012	10/01/2012	72,000,000	72,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by Federal Home Loan Banks, 0.450% - 3.300% due 10/04/2012 - 08/27/2032, Federal Home Loan Mortgage Corporation, 0.000% due 03/11/2013 and Resolution Funding Strip, 0.000% due 01/15/2029, valued at $357,000,208); expected proceeds $350,005,833	0.200%	10/01/2012	10/01/2012	350,000,000	350,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,300,000,000

TREASURY REPURCHASE AGREEMENTS — 20.8%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by U.S. Treasury Strips, 0.625% - 5.250% due 05/15/2014 - 11/15/2028, valued at $612,000,110); expected proceeds $600,010,000	0.200%	10/01/2012	10/01/2012	600,000,000	600,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/26/2012 (collateralized by U.S. Treasury Bonds, 3.500% - 9.000% due 11/15/2016 - 05/15/2041, U.S. Treasury Bills, 0.000% due 10/04/2012 - 02/07/2013 and U.S. Treasury Notes, 0.125% - 3.625% due 03/31/2013 - 05/15/2020, valued at $255,000,328); expected proceeds $250,008,264	0.170%	10/03/2012	10/03/2012	250,000,000	250,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/28/2012 (collateralized by U.S. Treasury Notes, 2.000% - 3.625% due 11/30/2013 - 02/15/2020, valued at $102,003,118); expected proceeds $100,001,500	0.180%	10/01/2012	10/01/2012	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/28/2012 (collateralized by U.S. Treasury Notes, 0.500% - 2.625% due 02/15/2014 - 04/30/2018, valued at $357,003,054); expected proceeds $350,005,250	0.180%	10/01/2012	10/01/2012	350,000,000	350,000,000

State Street U.S. Government Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by U.S. Treasury Strips, 0.5000% - 1.750% due 10/15/2014 - 07/31/2015, valued at $357,000,002); expected proceeds $350,004,958	0.170%	10/01/2012	10/01/2012	$350,000,000	$350,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,650,000,000

TOTAL INVESTMENTS(b)(c)† — 102.4%					8,128,701,201
Liabilities in Excess of Assets — (2.4)%					(189,184,695)

NET ASSETS — 100.0%					$7,939,516,506

(a)	Rate represents annualized yield at date of purchase.
(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(c)	Also represents the cost for federal tax purposes.
†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	8,128,701,201
Level 3 – Significant Unobservable Inputs	—

Total Investments	$8,128,701,201

The type of input used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2012, there were no transfers between levels.

State Street Treasury Money Market Portfolio

Portfolio of Investments

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate(a)	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT — 107.8%
U.S. Treasury Bill	0.040%	10/04/2012	10/04/2012	$939,147,000	$939,143,870
U.S. Treasury Bill	0.075%	10/04/2012	10/04/2012	125,000,000	124,999,219
U.S. Treasury Bill	0.103%	10/04/2012	10/04/2012	600,000,000	599,994,875
U.S. Treasury Bill	0.105%	10/04/2012	10/04/2012	300,000,000	299,997,375
U.S. Treasury Bill	0.143%	10/04/2012	10/04/2012	50,000,000	49,999,406
U.S. Treasury Bill	0.090%	10/11/2012	10/11/2012	600,000,000	599,985,000
U.S. Treasury Bill	0.093%	10/11/2012	10/11/2012	600,000,000	599,984,583
U.S. Treasury Bill	0.095%	10/11/2012	10/11/2012	100,000,000	99,997,361
U.S. Treasury Bill	0.150%	10/11/2012	10/11/2012	50,000,000	49,997,917
U.S. Treasury Bill	0.020%	10/18/2012	10/18/2012	300,000,000	299,997,167
U.S. Treasury Bill	0.050%	10/18/2012	10/18/2012	150,000,000	149,996,458
U.S. Treasury Bill	0.060%	10/18/2012	10/18/2012	200,000,000	199,994,333
U.S. Treasury Bill	0.075%	10/18/2012	10/18/2012	600,000,000	599,978,750
U.S. Treasury Bill	0.090%	10/18/2012	10/18/2012	600,000,000	599,974,500
U.S. Treasury Bill	0.093%	10/18/2012	10/18/2012	150,000,000	149,993,448
U.S. Treasury Bill	0.040%	10/25/2012	10/25/2012	300,000,000	299,992,000
U.S. Treasury Bill	0.093%	10/25/2012	10/25/2012	400,000,000	399,975,333
U.S. Treasury Bill	0.095%	10/25/2012	10/25/2012	200,000,000	199,987,333
U.S. Treasury Bill	0.105%	11/01/2012	11/01/2012	213,000,000	212,980,741
U.S. Treasury Bill	0.108%	11/01/2012	11/01/2012	112,000,000	111,989,632
U.S. Treasury Bill	0.110%	11/01/2012	11/01/2012	224,000,000	223,978,782
U.S. Treasury Bill	0.150%	11/01/2012	11/01/2012	75,000,000	74,990,313
U.S. Treasury Bill	0.100%	11/08/2012	11/08/2012	700,000,000	699,926,111
U.S. Treasury Bill	0.113%	11/15/2012	11/15/2012	500,000,000	499,929,687
U.S. Treasury Bill	0.151%	11/15/2012	11/15/2012	75,000,000	74,986,172
U.S. Treasury Bill	0.103%	11/23/2012	11/23/2012	500,000,000	499,924,549
U.S. Treasury Bill	0.140%	11/23/2012	11/23/2012	125,000,000	124,974,236
U.S. Treasury Bill	0.110%	11/29/2012	11/29/2012	400,000,000	399,927,889
U.S. Treasury Bill	0.143%	11/29/2012	11/29/2012	75,000,000	74,982,423
U.S. Treasury Bill	0.100%	12/06/2012	12/06/2012	450,000,000	449,917,500
U.S. Treasury Bill	0.103%	12/13/2012	12/13/2012	300,000,000	299,937,646
U.S. Treasury Bill	0.143%	12/13/2012	12/13/2012	75,000,000	74,978,328
U.S. Treasury Bill	0.103%	12/20/2012	12/20/2012	275,000,000	274,937,361
U.S. Treasury Bill	0.148%	12/20/2012	12/20/2012	75,000,000	74,975,417
U.S. Treasury Bill	0.110%	12/27/2012	12/27/2012	150,000,000	149,960,125
U.S. Treasury Bill	0.148%	12/27/2012	12/27/2012	75,000,000	74,973,266
U.S. Treasury Bill	0.085%	01/03/2013	01/03/2013	735,000,000	734,842,077
U.S. Treasury Bill	0.089%	01/03/2013	01/03/2013	240,000,000	239,946,917
U.S. Treasury Bill	0.153%	01/03/2013	01/03/2013	100,000,000	99,960,181
U.S. Treasury Bill	0.145%	01/10/2013	01/10/2013	100,000,000	99,959,319
U.S. Treasury Bill	0.140%	01/17/2013	01/17/2013	100,000,000	99,958,000
U.S. Treasury Bill	0.140%	01/24/2013	01/24/2013	100,000,000	99,955,278
U.S. Treasury Bill	0.145%	01/31/2013	01/31/2013	100,000,000	99,950,861
U.S. Treasury Bill	0.105%	02/07/2013	02/07/2013	100,000,000	99,962,375
U.S. Treasury Bill	0.140%	02/07/2013	02/07/2013	50,000,000	49,974,917
U.S. Treasury Bill	0.105%	02/14/2013	02/14/2013	100,000,000	99,960,333
U.S. Treasury Bill	0.143%	02/14/2013	02/14/2013	75,000,000	74,959,625
U.S. Treasury Bill	0.145%	02/21/2013	02/21/2013	100,000,000	99,942,402
U.S. Treasury Bill	0.115%	02/28/2013	02/28/2013	50,000,000	49,976,042
U.S. Treasury Bill	0.140%	02/28/2013	02/28/2013	50,000,000	49,970,833
U.S. Treasury Bill	0.140%	03/07/2013	03/07/2013	50,000,000	49,969,472
U.S. Treasury Bill	0.133%	03/21/2013	03/21/2013	100,000,000	99,937,063
U.S. Treasury Bill	0.143%	03/28/2013	03/28/2013	150,000,000	149,894,312

State Street Treasury Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate(a)	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT - (continued)
U.S. Treasury Note	0.118%	10/31/2012	10/31/2012	$197,000,000	$197,603,076

TOTAL TREASURY DEBT					13,158,982,189

TOTAL INVESTMENTS(b)(c)† — 107.8%					13,158,982,189
Liabilities in Excess of Assets — (7.8)%					(956,968,656)

NET ASSETS — 100.0%					$12,202,013,533

(a)	Rate represents annualized yield at date of purchase.
(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(c)	Also represents the cost for federal tax purposes.
†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street Treasury Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply applies to fair value measurements that are already required or permitted by other accounting standards and are intended to increase consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	13,158,982,189
Level 3 – Significant Unobservable Inputs	—

Total Investments	$13,158,982,189

The type of input used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2012, there were no transfers between levels.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT — 66.2%
U.S. Treasury Bill (a)	0.143%	10/04/2012	10/04/2012	$25,000,000	$24,999,703
U.S. Treasury Bill (a)	0.150%	10/11/2012	10/11/2012	25,000,000	24,998,958
U.S. Treasury Bill (a)	0.105%	11/01/2012	11/01/2012	19,000,000	18,998,282
U.S. Treasury Bill (a)	0.108%	11/01/2012	11/01/2012	11,000,000	10,998,982
U.S. Treasury Bill (a)	0.110%	11/01/2012	11/01/2012	20,000,000	19,998,106
U.S. Treasury Bill (a)	0.150%	11/01/2012	11/01/2012	50,000,000	49,993,542
U.S. Treasury Bill (a)	0.113%	11/15/2012	11/15/2012	50,000,000	49,992,969
U.S. Treasury Bill (a)	0.148%	11/15/2012	11/15/2012	25,000,000	24,995,391
U.S. Treasury Bill (a)	0.103%	11/23/2012	11/23/2012	30,000,000	29,995,473
U.S. Treasury Bill (a)	0.140%	11/23/2012	11/23/2012	75,000,000	74,984,542
U.S. Treasury Bill (a)	0.110%	11/29/2012	11/29/2012	40,000,000	39,992,789
U.S. Treasury Bill (a)	0.143%	11/29/2012	11/29/2012	25,000,000	24,994,141
U.S. Treasury Bill (a)	0.143%	12/13/2012	12/13/2012	35,000,000	34,989,886
U.S. Treasury Bill (a)	0.148%	12/20/2012	12/20/2012	25,000,000	24,991,806
U.S. Treasury Bill (a)	0.148%	12/27/2012	12/27/2012	25,000,000	24,991,089
U.S. Treasury Bill (a)	0.087%	01/03/2013	01/03/2013	60,000,000	59,987,108
U.S. Treasury Bill (a)	0.087%	01/03/2013	01/03/2013	15,000,000	14,996,682
U.S. Treasury Bill (a)	0.153%	01/03/2013	01/03/2013	25,000,000	24,990,045
U.S. Treasury Bill (a)	0.140%	01/17/2013	01/17/2013	15,000,000	14,993,700
U.S. Treasury Bill (a)	0.140%	01/24/2013	01/24/2013	25,000,000	24,988,819
U.S. Treasury Bill (a)	0.145%	01/31/2013	01/31/2013	25,000,000	24,987,715
U.S. Treasury Bill (a)	0.140%	02/07/2013	02/07/2013	25,000,000	24,987,458
U.S. Treasury Bill (a)	0.143%	02/14/2013	02/14/2013	25,000,000	24,986,542
U.S. Treasury Bill (a)	0.145%	02/21/2013	02/21/2013	20,000,000	19,988,480
U.S. Treasury Bill (a)	0.140%	02/28/2013	02/28/2013	25,000,000	24,985,417
U.S. Treasury Bill (a)	0.133%	03/21/2013	03/21/2013	25,000,000	24,984,266
U.S. Treasury Bill (a)	0.143%	03/28/2013	03/28/2013	40,000,000	39,971,816
U.S. Treasury Note (a)	0.118%	10/31/2012	10/31/2012	24,000,000	24,073,471

TOTAL TREASURY DEBT					828,837,178

					Market Value
TREASURY REPURCHASE AGREEMENTS — 63.6%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by U.S. Treasury Strips, 1.500% - 2.375% due 06/30/2016 - 05/31/2018, valued at $205,020,086); expected proceeds $201,003,350	0.200%	10/01/2012	10/01/2012	201,000,000	201,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by U.S. Treasury Strips, 1.000% - 4.500% due 11/15/2015 - 06/30/2019, valued at $71,400,052); expected proceeds $70,001,225	0.210%	10/01/2012	10/01/2012	70,000,000	70,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/28/2012 (collateralized by a U.S. Treasury Note, 3.625% due 08/15/2019, valued at $71,403,840); expected proceeds $70,001,342	0.230%	10/01/2012	10/01/2012	70,000,000	70,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by a U.S. Treasury Strip, 0.375% due 04/15/2015, valued at $71,400,040); expected proceeds $70,000,875	0.150%	10/01/2012	10/01/2012	70,000,000	70,000,000

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS - (continued)
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/28/2012 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2018 - 08/15/2019, valued at $71,402,990); expected proceeds $70,001,167	0.200%	10/01/2012	10/01/2012	$70,000,000	$70,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by U.S. Treasury Strips, 1.000% - 1.875% due 07/15/2013 - 06/30/2019, valued at $107,101,365); expected proceeds $105,001,488	0.170%	10/01/2012	10/01/2012	105,000,000	105,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/28/12 (collateralized by U.S. Treasury Strips, 0.875% - 2.750% due 02/28/2013 - 11/30/2016, valued at $71,400,031); expected proceeds $70,001,167	0.200%	10/01/2012	10/01/2012	70,000,000	70,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by U.S. Treasury Strips, 1.500% - 2.250% due 12/31/2013 - 01/31/2015, valued at $71,400,087); expected proceeds $70,001,167	0.200%	10/01/2012	10/01/2012	70,000,000	70,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 09/28/2012 (collateralized by U.S. Treasury Strips, 2.000% - 3.1250% due 02/15/2022 - 11/15/2041 valued at $71,400,056); expected proceeds $70,000,992	0.170%	10/01/2012	10/01/2012	70,000,000	70,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					796,000,000

TOTAL INVESTMENTS(b)(c)† — 129.8%					1,624,837,178
Liabilities in Excess of Assets — (29.8)%					(373,415,048)

NET ASSETS — 100.0%					$1,251,422,130

(a)	Rate represents annualized yield at date of purchase.
(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(c)	Also represents the cost for federal tax purposes.
†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments – (continued)

September 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	1,624,837,178
Level 3 – Significant Unobservable Inputs	—

Total Investments	$1,624,837,178

The type of input used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2012, there were no transfers between levels.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	November 26, 2012

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	November 26, 2012

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer (Principal Financial Officer)

Date:	November 26, 2012